Sale Of Equipment Installment Receivables (Finance Receivables) (Details) - Finance Receivables [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables sold		$ 9,391	$ 8,058	$ 7,629
Net receivables sold	[1]	8,871	7,388	6,913
Cash proceeds received		7,488	5,623	4,574
Deferred purchase price recorded		1,578	2,077	2,368
Guarantee obligation recorded		$ 361	$ 215	$ 0

[1]	Receivables net of allowance, imputed interest and trade-in right guarantees.